UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:         Maverick Capital, Ltd.
               -----------------------------
 Address:      300 Crescent Court
               -----------------------------
               18th Floor
               -----------------------------
               Dallas, TX 75201
               -----------------------------



Form 13F File Number: 28-06270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:   Anne K. Hill
         ------------------------------
 Title:  Assistant General Counsel
         ------------------------------
 Phone:  214.880.4000
         ------------------------------



Signature, Place, and Date of Signing:

   /s/ Anne K. Hill                Dallas, TX                  May 15, 2009
------------------------    ------------------------     -----------------------
     [Signature]                 [City, State]                    [Date]



Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

                    Number of Other Included Managers:           0
                                                                 --------------
                    Form 13F Information Table Entry Total:      80
                                                                 --------------
                    Form 13F Information Table Value Total:      $5,529,064
                                                                 --------------
                                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    FORM 13F INFORMATION TABLE

     COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
                        TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER         CLASS          CUSIP    (X$1000)     PRN AMT    PRN  CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------  ---------------  ---------- ---------- ----------- ------ ----- -----------  --------- ----------- ------ ------
ADVANCED MICRO
 DEVICES INC        NOTE 5.750% 8/1   007903AN7    55,110  123,205,000   PRN           SOLE                123,205,000    0     0
ADVANCED MICRO
 DEVICES INC        NOTE 6.000% 5/0   007903AL1    21,649   57,500,000   PRN           SOLE                 57,500,000    0     0
AIR METHODS CORP     COM PAR $.06     009128307     6,775      400,668   SH            SOLE                    400,668    0     0
AMERICA MOVIL SAB
 DE CV              SPON ADR L SHS    02364W105    34,483    1,273,359   SH            SOLE                  1,273,359    0     0
AMERICAN TOWER CORP      CL A         029912201    41,127    1,351,540   SH            SOLE                  1,351,540    0     0
AMERISOURCEBERGEN CORP   COM          03073E105    66,675    2,041,493   SH            SOLE                  2,041,493    0     0
AMGEN INC                COM          031162100   149,406    3,017,090   SH            SOLE                  3,017,090    0     0
APOLLO GROUP INC         CL A         037604105   141,693    1,808,920   SH            SOLE                  1,808,920    0     0
APPLE INC                COM          037833100   184,623    1,756,311   SH            SOLE                  1,756,311    0     0
ATHENAHEALTH INC         COM          04685W103    22,334      926,324   SH            SOLE                    926,324    0     0
BANKRATE INC             COM          06646V108     5,349      214,405   SH            SOLE                    214,405    0     0
BERKSHIRE HATHAWAY
 INC DEL                 CL A         084670108    92,422        1,066   SH            SOLE                      1,066    0     0
BERKSHIRE HATHAWAY
 INC DEL                 CL B         084670207    46,121       16,355   SH            SOLE                     16,355    0     0
BEST BUY INC             COM          086516101   150,692    3,969,750   SH            SOLE                  3,969,750    0     0
BIOGEN IDEC INC          COM          09062X103    11,158      212,857   SH            SOLE                    212,857    0     0
BLUEFLY INC              COM NEW      096227301     2,857    3,038,628   SH            SOLE                  3,038,628    0     0
BPW ACQUISITION
 CORP              UNIT 99/99/9999    055637201    18,892    2,000,000   SH            SOLE                  2,000,000    0     0
CARDIOVASCULAR
 SYS INC DEL             COM          141619106     8,722    1,366,820   SH            SOLE                  1,366,820    0     0
CHICOS FAS INC           COM          168615102    36,279    6,755,877   SH            SOLE                  6,755,877    0     0
CITIZENS REPUBLIC
 BANCORP IN              COM          174420109     7,326    4,726,242   SH            SOLE                  4,726,242    0     0
CITRIX SYS INC           COM          177376100    70,675    3,121,691   SH            SOLE                  3,121,691    0     0
COGNIZANT
 TECHNOLOGY SOLUTIO      CL A         192446102   169,416    8,148,899   SH            SOLE                  8,148,899    0     0
CUMMINS INC              COM          231021106    68,566    2,694,126   SH            SOLE                  2,694,126    0     0
CYPRESS BIOSCIENCES
 INC                COM PAR $.02      232674507    24,107    3,390,528   SH            SOLE                  3,390,528    0     0
DAVITA INC               COM          23918K108    92,487    2,104,360   SH            SOLE                  2,104,360    0     0
DIRECTV GROUP INC        COM          25459L106    93,384    4,097,600   SH            SOLE                  4,097,600    0     0
DISCOVERY
 COMMUNICATNS NEW     COM SER A       25470F104    29,544    1,844,194   SH            SOLE                  1,844,194    0     0
DISCOVERY
 COMMUNICATNS NEW     COM SER C       25470F302    36,529    2,493,434   SH            SOLE                  2,493,434    0     0
EATON CORP               COM          278058102    78,959    2,142,142   SH            SOLE                  2,142,142    0     0
ELECTRONIC ARTS INC      COM          285512109    26,069    1,433,170   SH            SOLE                  1,433,170    0     0
FIDELITY NATL
 INFORMATION SV          COM          31620M106    92,841    5,101,164   SH            SOLE                  5,101,164    0     0
FINISH LINE INC          CL A         317923100    30,467    4,602,242   SH            SOLE                  4,602,242    0     0
FIRST ADVANTAGE CORP     CL A         31845F100    14,808    1,074,627   SH            SOLE                  1,074,627    0     0
FIRST SOLAR INC          COM          336433107   180,326    1,358,902   SH            SOLE                  1,358,902    0     0
GILEAD SCIENCES INC      COM          375558103    95,925    2,070,924   SH            SOLE                  2,070,924    0     0
GMARKET INC           SPON ADR        38012G100    15,332      934,291   SH            SOLE                    934,291    0     0
GREEN MTN COFFEE
 ROASTERS IN             COM          393122106    36,005      750,112   SH            SOLE                    750,112    0     0
GYMBOREE CORP            COM          403777105    36,020    1,687,108   SH            SOLE                  1,687,108    0     0
HANESBRANDS INC          COM          410345102    71,965    7,519,853   SH            SOLE                  7,519,853    0     0
HOME INNS & HOTELS
 MGMT INC             SPON ADR        43713W107    29,884    3,027,771   SH            SOLE                  3,027,771    0     0
INFINERA CORPORATION     COM          45667G103    25,314    3,420,848   SH            SOLE                  3,420,848    0     0
JPMORGAN CHASE & CO      COM          46625H100    58,080    2,185,112   SH            SOLE                  2,185,112    0     0
KLA-TENCOR CORP          COM          482480100   119,976    5,998,785   SH            SOLE                  5,998,785    0     0
LENDER PROCESSING
 SVCS INC                COM          52602E102    64,447    2,105,434   SH            SOLE                  2,105,434    0     0

                                                    FORM 13F INFORMATION TABLE

     COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
                        TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER         CLASS          CUSIP    (X$1000)     PRN AMT    PRN  CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------  ---------------  ---------- ---------- ----------- ------ ----- -----------  --------- ----------- ------ ------
LIBERTY MEDIA CORP
 NEW                CAP COM SER A     53071M302    28,255    4,048,044   SH            SOLE                  4,048,044    0     0
LIBERTY MEDIA CORP
 NEW                ENT COM SER A     53071M500   156,684    7,853,817   SH            SOLE                  7,853,817    0     0
LORILLARD INC           COM           544147101   200,888    3,253,773   SH            SOLE                  3,253,773    0     0
MARVELL TECHNOLOGY
 GROUP LTD ORD          COM           G5876H105   143,393   15,654,237   SH            SOLE                 15,654,237    0     0
MASTERCARD INC          CL A          57636Q104    94,956      566,971   SH            SOLE                    566,971    0     0
MSCI INC                CL A          55354G100    13,071      772,963   SH            SOLE                    772,963    0     0
NETAPP INC              COM           64110D104   120,966    8,151,352   SH            SOLE                  8,151,352    0     0
NEWSTAR FINANCIAL INC   COM           65251F105     6,432    2,772,581   SH            SOLE                  2,772,581    0     0
OPTIONSXPRESS HLDGS INC COM           684010101     8,822      773,856   SH            SOLE                    773,856    0     0
ORTHOFIX INTL N V       COM           N6748L102    10,733      579,551   SH            SOLE                    579,551    0     0
PALM INC NEW            COM           696643105    76,127    8,862,271   SH            SOLE                  8,862,271    0     0
PARKER HANNIFIN CORP    COM           701094104    42,244    1,243,205   SH            SOLE                  1,243,205    0     0
PEPSICO INC             COM           713448108    94,078    1,827,470   SH            SOLE                  1,827,470    0     0
PETROQUEST ENERGY       COM           716748108     6,447    2,686,371   SH            SOLE                  2,686,371    0     0
PFIZER INC              COM           717081103    55,452    4,071,358   SH            SOLE                  4,071,358    0     0
PNC FINL SVCS GROUP
 INC                    COM           693475105    55,571    1,897,270   SH            SOLE                  1,897,270    0     0
PRICELINE COM INC     COM NEW         741503403    69,008      875,953   SH            SOLE                    875,953    0     0
PROGRESSIVE CORP OHIO   COM           743315103    96,231    7,160,059   SH            SOLE                  7,160,059    0     0
QUALCOMM INC            COM           747525103   161,899    4,160,846   SH            SOLE                  4,160,846    0     0
RAYTHEON CO           COM NEW         755111507   170,976    4,390,767   SH            SOLE                  4,390,767    0     0
RENAISSANCERE
 HOLDINGS LTD           COM           G7496G103    75,090    1,518,816   SH            SOLE                  1,518,816    0     0
RESEARCH IN MOTION LTD  COM           760975102   181,126    4,201,479   SH            SOLE                  4,201,479    0     0
SEARS HLDGS CORP        COM           812350106    94,488    2,067,113   SH            SOLE                  2,067,113    0     0
SOUTH FINL GROUP INC    COM           837841105     1,673    1,521,353   SH            SOLE                  1,521,353    0     0
STRAYER ED INC          COM           863236105    96,040      533,941   SH            SOLE                    533,941    0     0
THERMO FISHER
 SCIENTIFIC INC         COM           883556102    48,677    1,364,657   SH            SOLE                  1,364,657    0     0
TIME WARNER CABLE INC   COM           88732J207    13,441      541,964   SH            SOLE                    541,964    0     0
TIME WARNER INC         COM           887317105       274       14,180   SH            SOLE                     14,180    0     0
ULTRA CLEAN HLDGS INC   COM           90385V107       214      200,000   SH            SOLE                    200,000    0     0
VISA INC              COM CL A        92826C839    72,919    1,311,500   SH            SOLE                  1,311,500    0     0
WALGREEN CO             COM           931422109   239,325    9,219,005   SH            SOLE                  9,219,005    0     0
WELLPOINT INC           COM           94973V107    96,115    2,531,352   SH            SOLE                  2,531,352    0     0
WELLS FARGO & CO
 NEW               PERP PFD CNV A     949746804    14,250       29,750   SH            SOLE                     29,750    0     0
WYETH                   COM           983024100   170,417    3,959,502   SH            SOLE                  3,959,502    0     0
XENOPORT INC            COM           98411C100    27,435    1,417,100   SH            SOLE                  1,417,100    0     0
XTO ENERGY INC          COM           98385X106   120,528    3,936,259   SH            SOLE                  3,936,259    0     0